Stock Based Compensation (Tables)	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of fair value measurements of common stock warrants granted

	As of	As of
	June 30,	December 31,
Private Warrants:	2021)	2020
Term (in years)	5.0	5.0
Volatility – post announcement	24.1%	30%
Risk-free rate	0.87%	0.47%
Fair value of warrants	$1.79	$1.52
Public Warrants:
Simulated warrant value	$1.73	$1.49
Publicly-traded value	$1.73	$1.49

		Quoted	Significant	Significant
		Prices	Other	Other
		in Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
Description	2020	(Level 1)	(Level 2)	(Level 3)
Warrant Liabilities:
Public Warrants	$12,851,000	$—	$—	$12,851,000
Private Placement Warrants	$8,668,000	$—	$—	$8,668,000
Warrant liability at December 31, 2020	$21,519,000			$21,519,000

		Quoted	Significant	Significant
		Prices	Other	Other
		in Active	Observable	Unobservable
	September 30,	Markets	Inputs	Inputs
Description	2020	(Level 1)	(Level 2)	(Level 3)
Warrant Liabilities:
Public Warrants	$5,705,000	$—	$—	$5,705,000
Private Placement Warrants	$3,763,000	$—	$—	$3,763,000
Warrant liability at September 30, 2020	$9,468,000			$9,468,000

Evolv Technologies Holdings, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of fair value weighted-average assumptions

	Six Months Ended
	June 30,
	2021	2020
Risk-free interest rate	0.7%	N/A
Expected term (in years)	6.0	N/A
Expected volatility	31.4%	N/A
Expected dividend yield	0.0%	N/A

	Year Ended December 31,
	2020	2019
Risk-free interest rate	0.4%	2.5%
Expected term (in years)	5.68	5.95
Expected volatility	31.4%	27.9%
Expected dividend yield	0.0%	0.0%

Summary of stock option activity

The following tables summarize the Company’s stock option activity since December 31, 2020 (in thousands, except for share and per share data):

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
Outstanding as of December 31, 2020	49,679,554	$0.14	8.24	$1,073
Granted	17,130,123	0.16	9.53	49,335
Exercised	(5,523,538)	0.12	5.43	16,132
Exercised upon settlement of related party note	(3,888,889)	0.09	7.21	272
Forfeited	(223,875)	0.15	—	646
Outstanding as of June 30, 2021	57,173,375	0.15	8.46	$165,295

Vested and expected to vest as of June 30, 2021	57,173,375	$0.15	8.46	$165,295
Options exercisable as of June 30, 2021	23,914,233	$0.14	7.45	$69,461

The following table summarizes the Company’s stock option activity since December 31, 2019 (in thousands, except for share and per share data):

			Weighted
		Weighted	Average
	Number of	Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
			(in years)
Outstanding as of December 31, 2019	29,488,684	$0.12	7.90	$1,149
Granted	24,558,325	0.16	9.63	—
Exercised	(3,236,374)	0.14	6.60	75
Forfeited	(1,131,081)	0.15	—	14
Outstanding as of December 31, 2020	49,679,554	$0.14	8.24	$1,073

Vested and expected to vest as of December 31, 2019	29,488,684	$0.12	7.90	$1,149
Options exercisable as of December 31, 2019	15,663,415	$0.11	7.28	$817
Vested and expected to vest as of December 31, 2020	49,679,554	$0.14	8.24	$1,073
Options exercisable as of December 31, 2020	26,519,727	$0.12	7.12	$1,224

Schedule of fair value measurements of common stock warrants granted

Risk-free interest rate	0.4%
Expected term (in years)	3.0
Expected volatility	23.9%
Expected dividend yield	0.0%

Schedule of allocation of share based compensation expense

Stock-based compensation expense was classified in the consolidated statements of operations and comprehensive loss as follows (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2021	2020	2021	2020
2Cost of revenue	$5	$2	$10	$4
Sales and marketing	375	19	1,308	40
General and administrative	102	19	196	38
Research and development	53	20	103	40
Total stock-based compensation expense	$535	$60	$1,617	$122

Schedule of stock-based compensation expense

Stock-based compensation expense was classified by award type in the consolidated statements of operations and comprehensive loss as follows (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2021	2020	2021	2020
Stock options	$264	$60	$467	$122
Warrants	197	—	1,004	—
RSU's	74	—	146	—
Total stock-based compensation expense	$535	$60	$1,617	$122

Stock-based compensation expense was classified in the consolidated statements of operations and comprehensive loss as follows (in thousands):

	Year Ended December 31,
	2020	2019
Cost of revenue	$10	$2
Sales and marketing	104	170
General and administrative	370	74
Research and development	178	18
Total stock-based compensation expense	$662	$264

Evolv Technologies Holdings, Inc. | Unvested restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of stock option activity

	Number of	Grant Date
	Shares	Fair Value
Outstanding as of December 31, 2020	—	—
Granted	765,000	$3.04
Vested	—	—
Cancelled	—	—
Outstanding as of June 30, 2021	765,000	$3.04